Prepaid expenses	12 Months Ended
Jan. 03, 2021
Prepaid Expenses [Abstract]
Prepaid expenses
8.	Prepaid expenses
	2020		2019

Printed catalogs	Ps.	41,920	21,692
Premiums paid in advance for insurance		10,061	9,628
Advances to suppliers		2,689	12,973
Other		39,831	8,891

	Ps.	94,501	53,184